Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Issued and Outstanding Shares - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Development of Issued and Outstanding Shares [Abstract]
Outstanding as of Jan. 01	€ 48,877	€ 48,808	€ 32
Share for share exchange			24,651
Business combination			24,125
Capital increase	1,667
Stock compensation	41	69
Outstanding as of Dec. 31	50,585	48,877	48,808
Issued and outstanding as of Dec. 31	50,642	48,905	48,808
Treasury shares	€ 58	€ 28